AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 22.4%
Banks - 12.3%
Bank Leumi Le-Israel BM	7,118	$46,634
DBS Group Holdings Ltd.	4,200	78,401
DNB ASA	3,096	57,028
Hang Seng Bank Ltd.	2,800	69,140
Mitsubishi UFJ Financial Group, Inc.	10,200	50,447
Oversea-Chinese Banking Corp., Ltd.	4,041	33,038
Royal Bank of Canada	1,389	104,792
Seven Bank Ltd.	17,200	50,847
Sumitomo Mitsui Financial Group, Inc.	1,300	45,524
Toronto-Dominion Bank (The)	1,682	91,277
Westpac Banking Corp.	2,310	42,581

		669,709

Capital Markets - 3.2%
Euronext NV (a)	765	48,534
Partners Group Holding AG	103	74,929
Singapore Exchange Ltd.	9,600	51,894

		175,357

Diversified Financial Services - 1.0%
ORIX Corp.	3,800	54,597

Insurance - 5.9%
Admiral Group PLC	2,350	66,473
Allianz SE (REG)	133	29,639
Direct Line Insurance Group PLC	9,750	44,852
NN Group NV	1,690	70,315
Sampo Oyj-Class A	992	44,960
Swiss Re AG	643	62,850

		319,089

		1,218,752

Information Technology - 13.4%
IT Services - 4.2%
Amadeus IT Group SA-Class A	1,257	100,747
Capgemini SE	682	82,755
Otsuka Corp.	1,100	41,154

		224,656

Software - 8.5%
Check Point Software Technologies Ltd. (b)	725	91,705
Constellation Software, Inc./Canada	115	97,458
Nice Ltd. (b)	1,172	143,142
Oracle Corp. Japan	1,500	100,873
SAP SE	260	30,057

		463,235

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	610	$24,060
Samsung Electronics Co., Ltd. (GDR) (a)	15	14,745

		38,805

		726,696

Industrials - 11.9%
Aerospace & Defense - 0.9%
BAE Systems PLC	7,936	49,884

Air Freight & Logistics - 0.5%
SG Holdings Co., Ltd.	900	26,255

Airlines - 1.3%
Qantas Airways Ltd.	17,601	70,825

Construction & Engineering - 1.5%
Taisei Corp.	1,700	79,089

Professional Services - 6.0%
Experian PLC	2,272	61,493
Intertek Group PLC	450	28,507
RELX PLC	6,078	130,065
Wolters Kluwer NV	1,510	102,875

		322,940

Road & Rail - 0.9%
East Japan Railway Co.	500	48,283

Transportation Infrastructure - 0.8%
Sydney Airport	8,652	45,672

		642,948

Consumer Staples - 11.5%
Beverages - 0.7%
Diageo PLC	885	36,216

Food & Staples Retailing - 2.0%
Koninklijke Ahold Delhaize NV	3,110	82,800
Seven & i Holdings Co., Ltd.	700	26,411

		109,211

Food Products - 2.7%
Nestle SA (REG)	915	87,245
Salmar ASA	1,231	59,128

		146,373

Personal Products - 1.7%
Unilever PLC	1,593	91,697

Tobacco - 4.4%
British American Tobacco PLC	2,274	94,867
Imperial Brands PLC	1,607	54,971
Philip Morris International, Inc.	1,016	89,804

		239,642

		623,139

Company	Shares	U.S. $ Value
Communication Services - 8.2%
Diversified Telecommunication Services - 5.4%
HKT Trust & HKT Ltd.-Class SS	87,000	$139,866
Nippon Telegraph & Telephone Corp.	2,700	115,104
TELUS Corp.	1,101	40,749

		295,719

Entertainment - 0.9%
Daiichikosho Co., Ltd.	900	46,085

Interactive Media & Services - 0.8%
Kakaku.com, Inc.	2,200	42,383

Media - 1.1%
Quebecor, Inc.-Class B	2,448	60,012

		444,199

Health Care - 8.1%
Pharmaceuticals - 8.1%
Astellas Pharma, Inc.	5,400	81,139
Novo Nordisk A/S-Class B	2,209	115,454
Roche Holding AG	642	176,906
Sanofi	748	66,142

		439,641

Consumer Discretionary - 6.0%
Hotels, Restaurants & Leisure - 2.6%
Aristocrat Leisure Ltd.	4,486	78,239
Compass Group PLC	2,573	60,539

		138,778

Household Durables - 1.9%
Auto Trader Group PLC (a)	10,541	71,693
Nikon Corp.	2,400	33,933

		105,626

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	1,000	46,951

Multiline Retail - 0.6%
Wesfarmers Ltd.	1,380	33,982

		325,337

Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Merlin Properties Socimi SA	5,143	67,307
Nippon Building Fund, Inc.	13	88,027
Nippon Prologis REIT, Inc.	19	40,452

		195,786

Real Estate Management & Development - 1.4%
Vonovia SE	1,475	76,546

		272,332

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Repsol SA	3,037	51,958
Royal Dutch Shell PLC-Class B	3,840	121,366
TOTAL SA	920	51,197

		224,521

Company	Shares	U.S. $ Value
Materials - 3.9%
Chemicals - 2.0%
Covestro AG (a)	729	$40,220
Tosoh Corp.	1,800	28,086
Victrex PLC	1,518	42,759

		111,065

Metals & Mining - 1.9%
Northern Star Resources Ltd.	9,210	58,512
Regis Resources Ltd.	11,423	42,984

		101,496

		212,561

Utilities - 2.8%
Electric Utilities - 1.9%
EDP - Energias de Portugal SA	17,911	70,469
Kansai Electric Power Co., Inc. (The)	2,100	30,969

		101,438

Gas Utilities - 0.9%
Tokyo Gas Co., Ltd.	1,900	51,432

		152,870

Total Common Stocks (cost $5,084,991)		5,282,996

INVESTMENT COMPANIES - 0.9%
Funds and Investment Trusts - 0.9%
iShares MSCI EAFE ETF (c) (cost $51,164)	790	51,239

SHORT-TERM INVESTMENTS - 5.3%
Investment Companies - 5.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $288,331)	288,331	288,331

Total Investments - 103.5% (cost $5,424,486) (f)		5,622,566
Other assets less liabilities - (3.5)%		(190,204)

Net Assets - 100.0%		$5,432,362

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	25	USD	18	6/17/19	$(157)
Brown Brothers Harriman & Co.	CAD	128	USD	97	6/17/19	1,338
Brown Brothers Harriman & Co.	CAD	389	USD	290	6/17/19	(957)
Brown Brothers Harriman & Co.	EUR	38	USD	43	6/17/19	401
Brown Brothers Harriman & Co.	GBP	20	USD	26	6/17/19	291
Brown Brothers Harriman & Co.	ILS	701	USD	195	6/17/19	812
Brown Brothers Harriman & Co.	ILS	168	USD	46	6/17/19	(33)
Brown Brothers Harriman & Co.	NOK	132	USD	16	6/17/19	182
Brown Brothers Harriman & Co.	NOK	633	USD	73	6/17/19	(345)
Brown Brothers Harriman & Co.	SGD	24	USD	18	6/17/19	73
Brown Brothers Harriman & Co.	SGD	93	USD	68	6/17/19	(117)
Brown Brothers Harriman & Co.	USD	9	AUD	13	6/17/19	26
Brown Brothers Harriman & Co.	USD	9	AUD	12	6/17/19	(147)
Brown Brothers Harriman & Co.	USD	56	CHF	56	6/17/19	585
Brown Brothers Harriman & Co.	USD	19	CHF	19	6/17/19	(26)
Brown Brothers Harriman & Co.	USD	683	EUR	601	6/17/19	(5,283)
Brown Brothers Harriman & Co.	USD	42	GBP	32	6/17/19	(584)
Brown Brothers Harriman & Co.	USD	46	JPY	5,022	6/17/19	33
Brown Brothers Harriman & Co.	USD	70	JPY	7,677	6/17/19	(368)
Brown Brothers Harriman & Co.	USD	45	NOK	385	6/17/19	(417)
Brown Brothers Harriman & Co.	USD	76	SEK	711	6/17/19	723
Brown Brothers Harriman & Co.	USD	59	SEK	543	6/17/19	(252)
Morgan Stanley Capital Services LLC	KRW	19,808	USD	18	5/16/19	178
Morgan Stanley Capital Services LLC	KRW	8,640	USD	8	5/16/19	(6)

						$(4,050)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $175,192 or 3.2% of net assets.

(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $318,214 and gross unrealized depreciation of investments was $(124,184), resulting in net unrealized appreciation of $194,030.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

20.1%	Japan
14.8%	United Kingdom
7.6%	Netherlands
7.2%	Switzerland
7.0%	Canada
6.6%	Australia
5.0%	Israel
3.9%	Spain
3.7%	Hong Kong
3.6%	France
3.1%	Germany
2.9%	Singapore
2.5%	United States
6.9%	Other
5.1%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Denmark, Finland, Norway, Portugal and South Korea.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$196,069		$1,022,683		$	– 0	–	$1,218,752
Information Technology	189,163		537,533			– 0	–	726,696
Industrials	– 0	–	642,948			– 0	–	642,948
Consumer Staples	89,804		533,335			– 0	–	623,139
Communication Services	240,627		203,572			– 0	–	444,199
Health Care	– 0	–	439,641			– 0	–	439,641
Consumer Discretionary	– 0	–	325,337			– 0	–	325,337
Real Estate	– 0	–	272,332			– 0	–	272,332
Energy	– 0	–	224,521			– 0	–	224,521
Materials	– 0	–	212,561			– 0	–	212,561
Utilities	– 0	–	152,870			– 0	–	152,870
Investment Companies	51,239		– 0	–		– 0	–	51,239
Short-Term Investments:
Investment Companies	288,331		– 0	–		– 0	–	288,331

Total Investments in Securities	1,055,233		4,567,333	†		– 0	–	5,622,566
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	4,642			– 0	–	4,642

Investments in Securities	Level 1			Level 2	Level 3			Total
Liabilities
Forward Currency Exchange Contracts	$	– 0	–	$(8,692)	$	– 0	–	$(8,692)

Total		$1,055,233		$4,563,283	$	– 0	–	$5,618,516

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$26	$2,198	$1,936	$288	$1